EQUIPMENT (Details) - USD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
IfrsStatementLineItems [Line Items]
Net book value	$ 30,312	$ 108,254
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	137,265	93,962
Additions		43,303
Disposals	(93,962)
Ending Balance	43,303	137,265
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	29,011	1,175
Additions	32,476	27,836
Disposals	(48,496)
Ending Balance	12,991	29,011
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Net book value		64,951
Computer equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	93,962	93,962
Additions
Disposals	(93,962)
Ending Balance		93,962
Computer equipment [member] | Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	29,011	1,175
Additions	19,485	27,836
Disposals	(48,496)
Ending Balance		29,011
Vehicles [member]
IfrsStatementLineItems [Line Items]
Net book value	30,312	43,303
Vehicles [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	43,303
Additions		43,303
Disposals
Ending Balance	43,303	43,303
Vehicles [member] | Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance
Additions	12,991
Disposals
Ending Balance	$ 12,991